CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 13,890	$ 11,059
Restricted cash	365	362
Short-term bank deposits	25,053	72,287
Investment in marketable securities	11,742	0
Trade receivables	61,000	0
Other accounts receivable and prepaid expenses	2,529	2,417
Total current assets	114,579	86,125
NON-CURRENT ASSETS:
Long-term prepaid expenses	1,233	1,899
Severance pay fund	2,977	2,794
Operating lease right of use asset	1,329	1,826
Property and equipment, net	1,216	1,532
Total non- current assets	6,755	8,051
Total assets	121,334	94,176
CURRENT LIABILITIES:
Trade payables	3,502	1,773
Short-term deferred participation in R&D expenses	0	325
Short-term deferred revenues	11,149	0
Current maturity of operating lease liability	632	613
Other accounts payable and accrued expenses	10,983	9,208
Total current liabilities	26,266	11,919
NON- CURRENT LIABILITIES:
Long-term deferred revenues	25,392	0
Long-term operating lease liability	719	1,312
Accrued severance pay	3,398	3,265
Total non-current liabilities	29,509	4,577
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 200,000,000 shares authorized at December 31, 2023 and 2022; 89,237,465 and 86,624,643 shares issued and outstanding at December 31, 2023 and 2022, respectively	247	240
Additional paid-in capital	539,837	533,213
Accumulated other comprehensive income	2	0
Accumulated deficit	(474,527)	(455,773)
Total shareholders’ equity	65,559	77,680
Total liabilities and shareholders’ equity	$ 121,334	$ 94,176